Schedule of Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Warrants Outstanding, Beginning balance	216,859	5,772
Weighted Average Exercise Price Outstanding, Beginning balance	$ 36.75	$ 102.5
Weighted Average Remaining Life in Years, Outstanding	4 years 3 months 3 days	3 years 21 days
Number of Warrants, Issued	206,214	214,555
Number of Warrants, Expired or exercised	(135,109)	(3,468)
Number of Warrants Outstanding, ending balance	287,964	216,859
Weighted Average Exercise Price Outstanding, ending balance	$ 31	$ 36.75
Weighted Average Remaining Life in Years, Outstanding	4 years 4 months 6 days	4 years 3 months 3 days
Number of Warrants, Exercisable	287,964
Warrants Weighted Average Exercise Price, Exercisable	$ 3
Weighted Average Remaining Life in Years, Exercisable	4 years 4 months 6 days